Condensed Consolidated Statements of Changes in Stockholders Equity (unaudited) - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription Received/(Receivable) [Member]	Accumulated Deficit [Member]
Balance, shares at May. 15, 2018
Balance, amount at May. 15, 2018
Common stock issued for cash, amount	209,051		350,662	(142,500)
Net Income (Loss)	(42,375)				$ (42,375)
Warrants issued (Stock based Compensation)	$ 305,174		$ 305,174
Common stock issued for cash, shares		8,886,416
Balance, shares at Jun. 30, 2018		8,886,416
Balance, amount at Jun. 30, 2018	$ 471,850	$ 889	$ 655,836	$ (142,500)	$ (42,375)
Common stock issued for cash, amount	402,942	95	260,347	142,500
Net Income (Loss)	(217,174)				$ (174,799)
Common stock issued for cash, shares		951,600
Stock subscription receivable	142,500			142,500
Stock subscription received	170,000			$ 170,000
Common stock issued as compensation, shares		59,100
Common stock issued as compensation, amount	29,550		29,544
Fair value of conversion feature of note payable	200,000		200,000
Extension of warrants	193,054		193,054
Stock options issued as compensation	422,326		422,326
Warrants issued	252,858		252,858
Relative fair value of warrants issued with convertible debt	$ 184,926		$ 184,926
Stock subscription received
Balance, shares at Sep. 30, 2018		8,886,416
Balance, amount at Sep. 30, 2018	$ 439,551	$ 889	$ 655,836		$ (217,174)
Balance, shares at Jun. 30, 2019		9,897,116
Balance, amount at Jun. 30, 2019	$ 460,508	$ 990	$ 2,198,891	$ 170,000	$ (1,909,373)
Common stock issued for cash, amount	40,583	45	40,538
Net Income (Loss)	(308,897)				$ (308,897)
Common stock issued for cash, shares		449,333
Stock subscription receivable	(2,787)			(2,787)
Common stock issued as compensation, shares		1,222,000
Common stock issued as compensation, amount	540,988	$ 116	540,872
Stock subscription received	43,000			$ 43,000
Warrants issued, shares		617,333
Warrants issued, amount	7,511		7,511
Stock options, shares		100,000
Stock options, amount	$ 1,918		$ 1,918
Balance, shares at Sep. 30, 2019		12,285,782
Balance, amount at Sep. 30, 2019	$ 782,824	$ 1,151	$ 2,789,730	$ 210,213	$ (2,218,270)